Segments - Schedule of ING Group total (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Net interest income	€ 7,290	€ 7,762
Net fee and commission income	2,216	1,998
– of which revaluations and trading income	2,773	3,016
– of which Regulatory expenses	439	446
Addition to loan loss provisions	612	559
Total expenses	6,846	6,439
Result before tax	5,558	6,373
Taxation	1,516	1,798
Non-controlling interests	127	118
Net result	3,915	4,456
Results IFRS-EU
Disclosure of operating segments [line items]
Total expenses	6,846	6,439
Taxation	1,237	1,385
Non-controlling interests	127	118
Net result	3,130	3,358
Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Taxation	(279)	(414)
Net result	(786)	(1,099)
Reversal of the IFRS-EU 'IAS 39 carve out' impact | Wholesale Banking
Disclosure of operating segments [line items]
Net result	786	1,099
Segments banking activities
Disclosure of operating segments [line items]
Net result	3,915	4,456
Segments banking activities | Wholesale Banking
Disclosure of operating segments [line items]
Net result	1,748	2,293
Segments banking activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact
Disclosure of operating segments [line items]
Net result	786	1,099
Segments banking activities | Reversal of the IFRS-EU 'IAS 39 carve out' impact | Wholesale Banking
Disclosure of operating segments [line items]
Net result	786	1,099
ING Group
Disclosure of operating segments [line items]
Net result	3,915	4,456
ING Group | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	7,159	7,655
Net fee and commission income	2,216	1,998
Total investment and other income	1,965	1,647
– of which share of result from associates and joint ventures	85	19
– of which revaluations and trading income	1,839	1,610
Total income	11,339	11,300
Operating expenses	6,234	5,880
– of which Regulatory expenses	439	446
Addition to loan loss provisions	612	559
Total expenses	6,846	6,439
Result before tax	4,493	4,861
Taxation	1,237	1,385
Non-controlling interests	127	118
Net result	3,130	3,358
ING Group | ING Bank
Disclosure of operating segments [line items]
Net result	3,835	4,350
ING Group | ING Bank | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	7,051	7,508
Net fee and commission income	2,214	1,995
Total investment and other income	1,965	1,647
– of which share of result from associates and joint ventures	85	19
– of which revaluations and trading income	1,839	1,609
Total income	11,229	11,149
Operating expenses	6,231	5,874
– of which Regulatory expenses	439	446
Addition to loan loss provisions	612	559
Total expenses	6,843	6,433
Result before tax	4,385	4,716
Taxation	1,209	1,347
Non-controlling interests	127	118
Net result	3,050	3,251
ING Group | Other
Disclosure of operating segments [line items]
Net result	80	107
ING Group | Other | Results IFRS-EU
Disclosure of operating segments [line items]
Net interest income	108	147
Net fee and commission income	2	3
– of which revaluations and trading income		1
Total income	111	150
Operating expenses	3	6
Total expenses	3	6
Result before tax	108	144
Taxation	28	38
Net result	€ 80	€ 107